CBRE Global Real Estate Portfolio Investment Strategy - CBRE Global Real Estate Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	CBRE Investment Management Listed Real Assets LLC (“CBRE IM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry.In selecting investments for the Portfolio, CBRE IM will select companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate or similar activities. These companies include real estate investment trusts and similarly situated real estate companies outside the U.S. The Portfolio will have investments located in a number of different countries, including the U.S. The Portfolio may invest up to 90% of its assets in foreign securities, including a maximum of 35% in emerging markets. The Portfolio may invest in companies of any market capitalization. CBRE IM uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. First, CBRE IM selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, CBRE IM uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates quantitative and qualitative factors organized under the factor categories of growth, value, quality and market, that aid in evaluating performance characteristics of individual securities independently and relative to each other. CBRE IM will also typically employ third-party portfolio optimization tools to help in its evaluation of the Portfolio’s current holdings and its identification of potential investments for the Portfolio.
Strategy Portfolio Concentration [Text]	CBRE Investment Management Listed Real Assets LLC (“CBRE IM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry.